Operating Segment Information	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Operating Segment Information

4. OPERATING SEGMENT INFORMATION

IFRS 8 Operating Segments requires operating segments to be identified on the basis of internal reporting about components of the Group that are regularly reviewed by the chief operating decision-maker in order to allocate resources to segments and to assess their performance. The information reported to the directors of the Company, who are the chief operating decision makers, for the purposes of resource allocation and assessment of performance does not contain discrete operation segment financial information and the directors reviewed the financial results of the Group as a whole. Therefore, no further information on the operating segment is presented.

Geographic information

(a) Revenue from external customers

	2020	2019	2018
	US$’000	US$’000	US$’000
North America	75,676	57,261	48,104
China	—	3	1,029
Total	75,676	57,264	49,133

The revenue information above is based on the locations of the customers.

(b) Non-current assets

	December 31, 2020	December 31, 2019
	US$’000	US$’000
China	43,953	27,731
Other countries	84,196	52,880
Total	128,149	80,611

The non-current asset information above is based on the locations of assets and excludes deferred tax assets.

Information about major customer

Revenue of US$ 75,676,000, US$57,261,000 and US$48,104,000 for the years ended December 31, 2020, 2019 and 2018, respectively, was derived from sales to a single customer.